Summary of Credit Quality (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Loans to business and government [Line Items]
Customers' liability under acceptances	$ 19,515	$ 18,448
Business and government [member]
Loans to business and government [Line Items]
Loans and acceptances	282,272	260,120
Allowance for loan and acceptances losses	2,635	2,751
Loans and acceptances, net of allowance	279,637	257,369
Business and government [member] | Loans at amortized cost
Loans to business and government [Line Items]
Loans at amortized cost	261,170	240,070
Business and government [member] | Customers' liability under acceptances
Loans to business and government [Line Items]
Customers' liability under acceptances	19,515	18,448
Business and government [member] | Loans at FVOCI
Loans to business and government [Line Items]
Loans at FVOCI	$ 1,587	$ 1,602